Other non-current Assets (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 190,259	$ 70,504	$ 0
Number Of Vessels To Be Purchased | vessel		3
Aframax/LR2 Tankers | Teekay Tankers
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 94,300	$ 94,300
Number Of Vessels To Be Purchased | vessel	3
Aframax/LR2 Tanker | Teekay Tankers
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 4,700
Aframax/LR2 Tanker | Aframax/LR2 Tanker
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 4,700